Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Director Equity Awards
Pursuant to the
Non-Employee
Director Compensation Policy, our directors receive annual grants of immediately vested stock equal to $150,000 in total value under the 2015 Incentive Plan upon their re-election
by stockholders to serve as directors. In addition, new directors, upon their election to the Board, receive an immediately vested restricted stock award equal to such number of shares having a value equal to $75,000 and a prorated annual award for the year in which he or she is elected to the Board. All shares of Common Stock issued to directors as compensation for their services as directors are fully vested when issued.
On May 14, 2024, the Board approved a
one-time
10% reduction in the annual grants of immediately vested stock to non-employee
directors. Each
non-employee
director received an annual grant of immediately vested stock equal to $135,000 in total value under the 2015 Incentive Plan upon his or her re-election
by stockholders to serve as directors at the 2024 Annual Meeting of Stockholders.

Award Timing Method	On May 14, 2024, the Board approved a
one-time
10% reduction in the annual grants of immediately vested stock to non-employee
directors. Each
non-employee
director received an annual grant of immediately vested stock equal to $135,000 in total value under the 2015 Incentive Plan upon his or her re-election
by stockholders to serve as directors at the 2024 Annual Meeting of Stockholders.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false